Segment Information (Accounts Receivable For Services) (Details) (NPL Services [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
NPL Services [Member]
Accounts receivable for NPL services	$ 6,205	$ 8,111